Equity affiliates, other investments and related parties - Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Joint Ventures
Non current assets	$ 178,140	$ 182,322	$ 186,453
Cash and cash equivalents	33,026	21,342	31,268	$ 27,352
TOTAL ASSETS	303,864	293,458	266,132
Shareholder's equity	114,570	114,999	106,085	$ 119,305
Financial debt	45,264	49,512	60,203
Current borrowings	15,502	15,035	17,099
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	303,864	293,458	266,132
Revenues from sales	263,310	184,634	119,704
Income taxes	(22,242)	(9,587)	(318)
Net income (TotalEnergies share)	21,044	16,366	(7,336)
Other comprehensive income	(3,109)	(1,446)	1,230
Equity value	24,156	26,521	22,847
Profit/(loss)	(1,892)	3,438	452
Share of Other Comprehensive Income, net amount	3,497	706	(1,831)
Liquefaction entities | Integrated Gas, Renewables & Power
Joint Ventures
Non current assets	65,293	66,924	70,425
Current assets excluding cash and cash equivalents	2,630	2,912	1,513
Cash and cash equivalents	4,375	2,312	1,834
TOTAL ASSETS	72,298	72,148	73,772
Shareholder's equity	17,455	9,956	4,433
Other non current liabilities	10,785	8,205	8,259
Financial debt	41,452	50,920	58,128
Other current liabilities	2,606	3,067	2,952
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	72,298	72,148	73,772
Revenues from sales	24,701	14,380	8,543
Depreciation and depletion of tangible assets and mineral interests	(2,814)	(3,058)	(3,130)
Interest income	17		2
Interest expense	(2,453)	(2,599)	(2,972)
Income taxes	(2,804)	(1,448)	77
Net income (TotalEnergies share)	12,791	5,600	(2,399)
Other comprehensive income	526	323	(323)
Equity value	4,315	2,725	1,602
Including goodwill and identifiable assets	465	502	546
Profit/(loss)	2,616	1,119	(633)
Share of Other Comprehensive Income, net amount	137	84	(84)
Dividends paid to TotalEnergies	$ 1,166	81
Yamal LNG | Integrated Gas, Renewables & Power
Joint Ventures
% owned	20.02%
Ichthys LNG PTY Limited | Integrated Gas, Renewables & Power
Joint Ventures
% owned	26.00%
Hanwha TotalEnergies Petrochemical Co | Refining & Chemicals
Joint Ventures
Non current assets	$ 4,113	4,443	4,664
Current assets excluding cash and cash equivalents	2,326	2,117	1,575
Cash and cash equivalents	82	151	303
TOTAL ASSETS	6,521	6,711	6,542
Shareholder's equity	3,146	3,538	3,443
Other non current liabilities	180	164	167
Financial debt	1,220	1,241	1,703
Other current liabilities	1,117	1,055	583
Current borrowings	858	713	646
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	6,521	6,711	6,542
Revenues from sales	10,824	8,600	5,734
Depreciation and depletion of tangible assets and mineral interests	(289)	(312)	(278)
Interest expense	(47)	(44)	(2)
Income taxes	(65)	(222)	(69)
Net income (TotalEnergies share)	123	620	133
Other comprehensive income	$ (189)	$ (308)	$ 194
% owned	50.00%	50.00%	50.00%
Equity value	$ 1,573	$ 1,769	$ 1,721
Profit/(loss)	62	310	67
Share of Other Comprehensive Income, net amount	(59)	(150)	87
Dividends paid to TotalEnergies	$ 162	$ 109	$ 102